Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets

53	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT OF THE FINANCIAL AND CAPITAL MARKETS
During the second half of 2019, in a political context of federal general elections, which gave rise to a change in the federal authorities, the existing volatility was accentuated for the market values of government and private financial instruments and a process of rescheduling maturities and swaps of certain government debt instruments started. In addition, material increases were observed in the country’s risk and in the exchange rate between the Argentine peso and the US dollar.
Subsequently, among other regulations, relevant modifications to the tax regulation system were introduced, including changes in the income tax, withholdings related to foreign exchange transactions and for the acquisition of foreign currency for hoarding purposes, and material restrictions to the exchange market access were also established.
At the same time, the government’s debt restructuring process continued under domestic and foreign legislation, including several voluntary swaps and the reached agreements regarding the country’s indebtedness with the IMF and the Paris Club, among others. In particular, during March 2023, it was established that the jurisdictions, entities and funds related to the National Public Sector must proceed to the sale or auction of their holdings of certain national government securities denominated and payable in US dollars under domestic legislation. In turn, it was provided that the certain holdings of securities under foreign legislation held by such jurisdictions, entities and funds must be delivered in exchange to the National Treasury for the government securities issued. Finally, the issuance of government securities payable in Pesos of the National Treasury was authorized up to the amount necessary for the exchange.
Particularly, regarding to the price of US dollar, since the end of 2019, the gap between the official price of the US dollar -used mainly for foreign trade- and the alternative values that arise through the stock market operation and also with respect to the unofficial value, began to widen around 100% as of the date of issuance of these consolidated Financial Statements.
Even though, at the date of issuance of these consolidated Financial Statements certain volatility levels previously mentioned have been decreased, the local and international macroeconomic context generates certain degree of uncertainty regarding its future progress, considering the effects of the pandemic declared for Coronavirus (COVID – 19) that recently has significantly affected the international economy activity and the military conflict between Russia and Ukraine in the level of the global economic recovery.
Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the future Financial Statements.